Sales revenues	12 Months Ended
Mar. 31, 2023
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Sales revenues
26. Sales revenues
(1) Summary by business segments and products
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	2021	2022	2023

Sales of products
Automotive
Vehicles	20,509,606	23,739,442	28,394,256
Parts and components for production	1,287,053	1,504,215	1,710,422
Parts and components for after service	2,049,187	2,407,143	2,866,196
Other	752,000	881,193	805,995

Total automotive	24,597,846	28,531,993	33,776,870
All other	479,553	541,436	590,749

Total sales of products	25,077,398	29,073,428	34,367,619
Financial services	2,137,195	2,306,079	2,786,679

Total sales revenues	27,214,594	31,379,507	37,154,298

The majority of sales of products are revenues recognized from contracts with customers under IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”), and receivables related to such revenues are recognized as “Trade accounts and other receivables”.
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Finance leases
Financial income related to net lease investment	106,724	134,512	164,820
Operating leases	1,017,707	1,093,545	1,169,018

Total	1,124,431	1,228,057	1,333,838

Financial service revenues other than income from leases mainly consist of interest income using the effective interest method. The amount of interest income using the effective interest method is not significant.
For the years ended March 31, 2021, 2022 and 2023 ¥125,748 million, ¥138,718 million and ¥166,220 million of financial service revenues were accounted for under IFRS 15.
(2) Contract liabilities
Contract liabilities consist of the following:

	Yen in millions
	April 1, 2021	March 31,
		2022	2023

Contract liabilities	854,679	989,959	1,068,212
Contract liabilities are primarily related to advances received from customers. Contract liabilities are included in “Other current liabilities” and “Other non-current
liabilities” in the consolidated statement of financial position. For the year ended March 31, 2022 and 2023, the amounts transferred from contract liabilities at the beginning of the fiscal year to sales revenue
were ¥444,781 million and ¥529,016 million, respectively.
(3) Performance obligations
The aggregate amounts of transaction prices allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year were ¥796,769 million and ¥834,624 million as of March 31, 2022 and 2023, respectively. The main contents of unsatisfied performance obligations are insurance revenues and maintenance revenues.
For insurance revenues, Toyota receives payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from three to 120 months. As of March 31, 2022, the unsatisfied performance obligations related to insurance revenues were ¥295,648 million, and Toyota expected to recognize as revenue ¥82,215 million in fiscal 2023, and ¥213,432 million thereafter. As of March 31, 2023, the unsatisfied performance obligations related to insurance revenues were ¥352,239 million, and Toyota expects to recognize as revenue ¥101,392 million in fiscal 2024, and ¥250,847 million thereafter.
For maintenance revenues, Toyota receives payments agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 18 to 84 months.
Unsatisfied performance obligations for sales of products related to contracts that have an original expected duration of one year or less have been excluded from this disclosure.